Document And Entity Information	Oct. 13, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2026
Entity Registrant Name	SAB BIOTHERAPEUTICS, INC.
Entity Central Index Key	0001833214
Entity Emerging Growth Company	true
Entity File Number	001-39871
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3899721
Entity Address, Address Line One	777 W 41st St
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33140
City Area Code	305
Local Phone Number	845-2813
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	SABS
Security Exchange Name	NASDAQ
Warrants Each Exercisable for Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock
Trading Symbol	SABSW
Security Exchange Name	NASDAQ